Commitments and Contingencies - Charter Hire (Table) (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021 (period)	$ 63,196
2022	125,359
2023	119,046
2024	103,935
2025	103,478
2026 and thereafter	447,063
Total	$ 962,077